CONSOLIDATED STATEMENTS OF INCOME In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)		Dec. 31, 2012 RUB		Dec. 31, 2011 RUB		Dec. 31, 2010 RUB
CONSOLIDATED STATEMENTS OF INCOME
Revenues	$ 947.1		28,767.0		20,033.0		12,500.0
Operating costs and expenses:
Cost of revenues	236.7	[1]	7,188.0	[1]	4,707.0	[1]	2,585.0	[1]
Product development	140.7	[1]	4,274.0	[1]	3,124.0	[1]	2,073.0	[1]
Sales, general and administrative	161.3	[1]	4,900.0	[1]	3,294.0	[1]	1,838.0	[1]
Depreciation and amortization	97.2		2,951.0		1,874.0		1,181.0
Total operating costs and expenses	635.9		19,313.0		12,999.0		7,677.0
Income from operations	311.2		9,454.0		7,034.0		4,823.0
Interest income	33.0		1,002.0		222.0		156.0
Other income, net	3.9		118.0		62.0		24.0
Net income before income taxes	348.1		10,574.0		7,318.0		5,003.0
Provision for income taxes	77.4		2,351.0		1,545.0		1,186.0
Net income	$ 270.7		8,223.0		5,773.0		3,817.0
Net income per Class A and Class B share:
Basic (in USD or RUR per share)	$ 0.83		25.21		18.30		12.56
Diluted (in USD or RUR per share)	$ 0.81		24.50		17.59		12.37
Weighted average number of Class A and Class B shares outstanding
Basic (in shares)	326,210,948		326,210,948		315,541,639		303,817,388
Diluted (in shares)	335,690,596		335,690,596		328,155,087		308,580,600

[1]	These balances exclude depreciation and amortization expenses, which are presented separately, and include share-based compensation expenses of: